Available-For-Sale Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Available for Sale Securities (Textual) [Abstract]
Period in which a significant portion of unrealized losses held in continuous position	12 months or greater
Unrealized losses included in accumulated other comprehensive (loss) income, that were related to securities for which credit losses were recognized and that were considered other-than-temporarily impaired securities	$ 576
Cash and Cash Equivalents [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Securities	488,599	525,390
Maturity period of Short-term interest bearing securities included in cash and cash equivalents	90 days or less
Short-term Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Securities	$ 239,019	$ 342,099
Maturity period of Short-term interest bearing securities included in cash and cash equivalents	longer than 90 days